Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Cohen & Steers Institutional Global Realty Shares, Inc.
Central Index Key	0001361755
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	May 01, 2013